ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of Accounts receivable

	December 31,
	2018	2019
	RMB	RMB
Accounts receivable:
Gross	69,301	34,634
Unearned interest	(17,243)	(217)
Total accounts receivable	52,058	34,417
Less: allowance for doubtful accounts	—	2,251
Accounts receivable, net	52,058	32,166

Summary of classification of accounts receivable

	December 31,
	2018	2019
	RMB	RMB
Accounts receivable – current portion	39,901	31,442
Accounts receivable – non-current portion	12,157	724

Total accounts receivable, net	52,058	32,166

Summary of allowance for doubtful accounts

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions charged to bad debt expense	—	—	2,251
Write-off of bad debt allowance	—	—	—
Balance at the end of the year	—	—	2,251